Related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of related party transactions

Amounts due from affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Amounts due from affiliates	$3,877	$3,639

Amounts due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Amounts due to owners and affiliates	$3,860	$2,600

Revolving credit facility due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Revolving credit facility due to owners and affilaites - non-current portion	$24,423	$18,465

Hoegh LNG and Subsidiaries [Member]
Schedule of related party transactions

As described in Related party agreements below, subsidiaries of Höegh LNG have provided the administrative services to the Partnership and ship management and/or technical support services for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace as well as leasing the Höegh Gallant. Historically, the service providers for ship management have accounted for the purchases of consumables, spare parts and third party services and subsequently invoiced or re-charged these costs to the vessel owning entities. On April 1, 2021, a new integrated accounting system was implemented by the Höegh LNG group. To improve efficiency, third party invoices for consumables, spare parts and third party services are recorded directly to the accounts of the entities owning the Höegh Gallant and the Höegh Grace. As a result, these costs are no longer regarded as related party expenses which has reduced the Vessel operating expenses for the three and six months ended June 30, 2021 compared with the same periods of 2020. Related party amounts included in the consolidated statements of income for the three months ended June 30, 2021 and 2020 or in the consolidated balance sheets as of June 30, 2021 and December 31, 2020 are as follows:

	Three months ended		Six months ended
Statement of income:	June 30,		June 30,
(in thousands of U.S. dollars)	2021	2020	2021	2020
Revenues
Time charter revenue Höegh Gallant (1)	$10,831	$11,112	$21,543	$23,415

Operating expenses
Vessel operating expenses (2)	(3,118)	(5,192)	(8,249)	(9,531)
Hours, travel expense and overhead (3) and Board of Directors’ fees (4)	(1,166)	(982)	(2,362)	(2,129)
Financial (income) expense
Interest income from joint ventures (5)	50	79	133	157
Interest expense to Höegh LNG (6)	(232)	(57)	(427)	(196)
Total	$6,365	$4,960	$10,638	$11,716

	As of
Balance sheet	June 30,	December 31,
(in thousands of U.S. dollars)	2021	2020
Equity
Contributions from Höegh LNG (7)	$315	$11,850
Issuance of units for Board of Directors' fees (4)	127	181
Other and contribution from owner (8)	14	109
Total	$456	$12,140
1)	Time charter revenue Höegh Gallant: Subsidiaries of Höegh LNG have leased the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provide ship management of vessels, including crews and the provision of all other services and supplies.
3)	Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charged based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
4)	Board of Directors’ fees: Board of Directors' fees were $293 and $278 for the six months ended June 30, 2021 and 2020, respectively. Part of the compensation is awarded as common units of the Partnership. Effective June 7, 2021, a total of 11,960 common units were awarded to non-employee directors as compensation of $203 for part of directors' fees for 2021 under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
5)	Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.
6)	Interest expense to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred interest expense on the drawn balance.
7)	Cash contribution from/distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.
8)	Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 26, 2020, March 21, 2019 and September 14, 2018, the Partnership granted or extended the terms for 8,100, 10,917 and 28,018 phantom units, respectively, to the former Chief Executive Officer and Chief Financial Officer of the Partnership. Related expenses are recorded over the vesting period as an administrative expense and as an increase in equity. On August 6, 2020, the Partnership announced that the Partnership's former Chief Executive Officer and Chief Financial Officer resigned which resulted in 15,378 of the phantom units not vesting, resulting in a reduction in administrative expense and equity for the forfeited units. The remaining unvested phantom units vest in November 2021.